Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Invesco U.S. Mid Cap Value Fund) Invesco U.S. Mid Cap Value Fund [Member] Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]	Class A, Invesco U.S. Mid Cap Value Fund [Member]	Class B, Invesco U.S. Mid Cap Value Fund [Member]	Class C, Invesco U.S. Mid Cap Value Fund [Member]	Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Invesco U.S. Mid Cap Value Fund) Invesco U.S. Mid Cap Value Fund [Member] Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]		Class A, Invesco U.S. Mid Cap Value Fund [Member]	Class B, Invesco U.S. Mid Cap Value Fund [Member]	Class C, Invesco U.S. Mid Cap Value Fund [Member]	Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Y
Management Fees		0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.97%	0.97%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Invesco U.S. Mid Cap Value Fund) Invesco U.S. Mid Cap Value Fund [Member] Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Mid Cap Value Fund [Member]	Class A	667	916	1,183	1,946
Class B, Invesco U.S. Mid Cap Value Fund [Member]	Class B	700	918	1,262	2,102
Class C, Invesco U.S. Mid Cap Value Fund [Member]	Class C	300	618	1,062	2,296
Class Y, Invesco U.S. Mid Cap Value Fund [Member]	Class Y	99	309	536	1,190

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (Invesco U.S. Mid Cap Value Fund) Invesco U.S. Mid Cap Value Fund [Member] Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Mid Cap Value Fund [Member]	Class A	667	916	1,183	1,946
Class B, Invesco U.S. Mid Cap Value Fund [Member]	Class B	200	618	1,062	2,012
Class C, Invesco U.S. Mid Cap Value Fund [Member]	Class C	200	618	1,062	2,296
Class Y, Invesco U.S. Mid Cap Value Fund [Member]	Class Y	99	309	536	1,190

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley U.S. Mid Cap Value Portfolio (the predecessor fund) and the Fund for the most recent year was 60% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. As of December 31, 2010, these market capitalizations range between  $237 million and  $17.2 billion. The Fund may purchase stocks that typically do not pay dividends. In pursuing its investment objective, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria. The Fund may also use derivative instruments as discussed below. These derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Medium Capitalization Companies. Investing in securities of medium capitalization companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium capitalization companies and the industries in which they are focused are still evolving. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, investments in REITs may involve duplication of management fees and certain other expenses. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I, Investment Class and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I and Investment Class shares of the predecessor fund were reorganized into Class Y shares of the Fund on June 1, 2010. Class P shares of the predecessor fund were reorganized into Class A shares of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B and Class C shares are those of Class P shares of the predecessor fund. Class B and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended September 30, 2009): 23.65% Worst Quarter (ended December 31, 2008): (27.41)%
Average Annual Total Returns (Invesco U.S. Mid Cap Value Fund) Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco U.S. Mid Cap Value Fund [Member]	Average Annual Total Returns (for the periods ended December 31, 2010)
Invesco U.S. Mid Cap Value Fund [Member] Return Before Taxes [Member] Class A, Invesco U.S. Mid Cap Value Fund [Member]		Class A:		Jul 17, 1998		20.21%		6.37%		5.46%
Invesco U.S. Mid Cap Value Fund [Member] Return Before Taxes [Member] Class B, Invesco U.S. Mid Cap Value Fund [Member]		Class B:		Jun 1, 2010		21.19%	[1]	6.46%	[1]	5.42%	[1]
Invesco U.S. Mid Cap Value Fund [Member] Return Before Taxes [Member] Class C, Invesco U.S. Mid Cap Value Fund [Member]		Class C:		Jun 1, 2010		25.23%	[1]	6.78%	[1]	5.26%	[1]
Invesco U.S. Mid Cap Value Fund [Member] Return Before Taxes [Member] Class Y, Invesco U.S. Mid Cap Value Fund [Member]		Class Y:	Return Before Taxes	Dec 30, 1994		27.48%		7.94%		6.36%
Invesco U.S. Mid Cap Value Fund [Member] Return After Taxes on Distributions [Member] Class Y, Invesco U.S. Mid Cap Value Fund [Member]		Class Y:	Return After Taxes on Distributions	Dec 30, 1994		27.37%		7.80%		6.26%
Invesco U.S. Mid Cap Value Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Class Y, Invesco U.S. Mid Cap Value Fund [Member]		Class Y:	Return After Taxes on Distributions and Sale of Fund Shares	Dec 30, 1994		18.00%		6.86%		5.57%
Russell Midcap Value Index [Member]			Russell Midcap® Value Index		(reflects no deduction for fees, expenses or taxes)	24.75%	[2]	4.08%	[2]	8.07%	[2]
Lipper Mid-Cap Value Funds Index [Member]			Lipper Mid-Cap Value Funds Index			21.64%	[2]	4.19%	[2]	7.30%	[2]
S&P 500 Index [Member]			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%	[2]	2.29%	[2]	1.42%	[2]
[1]	Class B and Class C shares' performance shown prior to the inception date is that of the predecessor fund's Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[2]	The Fund has elected to include three benchmark indices: the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the S&P 500 Index. The Russell Midcap Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Mid-Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 as its broad-based benchmark instead of the Russell Midcap Value Index to provide investors a broad proxy for the U.S. market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Invesco U.S. Small Cap Value Fund) Invesco U.S. Small Cap Value Fund [Member] Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]		Class A, Invesco U.S. Small Cap Value Fund [Member]	Class B, Invesco U.S. Small Cap Value Fund [Member]	Class C, Invesco U.S. Small Cap Value Fund [Member]	Class Y, Invesco U.S. Small Cap Value Fund [Member]
Shareholder Fees Column [Text]		Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		none	5.50%	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Invesco U.S. Small Cap Value Fund) Invesco U.S. Small Cap Value Fund [Member] Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]		Class A, Invesco U.S. Small Cap Value Fund [Member]	Class B, Invesco U.S. Small Cap Value Fund [Member]	Class C, Invesco U.S. Small Cap Value Fund [Member]	Class Y, Invesco U.S. Small Cap Value Fund [Member]
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Y
Management Fees		0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	[1]	1.01%	1.76%	1.76%	0.76%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Invesco U.S. Small Cap Value Fund) Invesco U.S. Small Cap Value Fund [Member] Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Small Cap Value Fund [Member]	Class A	647	854	1,077	1,718
Class B, Invesco U.S. Small Cap Value Fund [Member]	Class B	679	854	1,154	1,875
Class C, Invesco U.S. Small Cap Value Fund [Member]	Class C	279	554	954	2,073
Class Y, Invesco U.S. Small Cap Value Fund [Member]	Class Y	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (Invesco U.S. Small Cap Value Fund) Invesco U.S. Small Cap Value Fund [Member] Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco U.S. Small Cap Value Fund [Member]	Class A	647	854	1,077	1,718
Class B, Invesco U.S. Small Cap Value Fund [Member]	Class B	179	554	954	1,875
Class C, Invesco U.S. Small Cap Value Fund [Member]	Class C	179	554	954	2,073
Class Y, Invesco U.S. Small Cap Value Fund [Member]	Class Y	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley U.S. Small Cap Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 69% of the average value of the portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of small cap companies traded on a U.S. securities exchange. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index range from  $13 million to  $4.3 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility.

The principal risks of investing in the Fund are:

Common Stocks. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Small Capitalization Companies. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark, with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B shares and Class C shares are those of the Class P shares of the predecessor fund. Class B shares’ and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B shares and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 24.01% Worst Quarter (ended December 31, 2008): (20.17)%
Average Annual Total Returns (Invesco U.S. Small Cap Value Fund) Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco U.S. Small Cap Value Fund [Member]	Average Annual Total Returns (for the periods ended December 31, 2010)
Invesco U.S. Small Cap Value Fund [Member] Return Before Taxes [Member] Class A, Invesco U.S. Small Cap Value Fund [Member]		Class A:		Jan 22, 1999		22.84%		7.91%		7.51%
Invesco U.S. Small Cap Value Fund [Member] Return Before Taxes [Member] Class B, Invesco U.S. Small Cap Value Fund [Member]		Class B:		Jun 1, 2010		24.01%	[1]	8.03%	[1]	7.48%	[1]
Invesco U.S. Small Cap Value Fund [Member] Return Before Taxes [Member] Class C, Invesco U.S. Small Cap Value Fund [Member]		Class C:		Jun 1, 2010		28.01%	[1]	8.32%	[1]	7.32%	[1]
Invesco U.S. Small Cap Value Fund [Member] Return Before Taxes [Member] Class Y, Invesco U.S. Small Cap Value Fund [Member]		Class Y:	Return Before Taxes	Jul 1, 1986		30.30%		9.42%		8.41%
Invesco U.S. Small Cap Value Fund [Member] Return After Taxes on Distributions [Member] Class Y, Invesco U.S. Small Cap Value Fund [Member]		Class Y:	Return After Taxes on Distributions	Jul 1, 1986		30.25%		8.20%		7.54%
Invesco U.S. Small Cap Value Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Class Y, Invesco U.S. Small Cap Value Fund [Member]		Class Y:	Return After Taxes on Distributions and Sale of Fund Shares	Jul 1, 1986		19.76%		7.73%		7.12%
Russell 2000 Value Index [Member]			Russell 2000® Value Index		(reflects no deductions for fees, expenses or taxes)	24.50%	[2]	3.52%	[2]	8.42%	[2]
Lipper Small-Cap Value Funds Index [Member]			Lipper Small-Cap Value Funds Index			25.74%	[2]	4.66%	[2]	9.60%	[2]
S&P 500 Index [Member]			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%	[2]	2.29%	[2]	1.42%	[2]
[1]	Class B and Class C shares' performance shown prior to the inception date is that of the predecessor fund's Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[2]	The Fund has elected to include three benchmark indices: the Russell 2000 Value Index, the Lipper Small-Cap Value Funds Index and the S&P 500 Index. The Russell 2000 Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 Index as its broad-based benchmark instead of the Russell 2000 Value Index to provide investors a broad proxy for the U.S. market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Invesco Value Fund) Invesco Value Fund [Member] Invesco Value Fund - Class A, B, C and Y [Member]	Class A, Invesco Value Fund [Member]	Class B, Invesco Value Fund [Member]	Class C, Invesco Value Fund [Member]	Class Y, Invesco Value Fund [Member]
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Invesco Value Fund) Invesco Value Fund [Member] Invesco Value Fund - Class A, B, C and Y [Member]		Class A, Invesco Value Fund [Member]	Class B, Invesco Value Fund [Member]	Class C, Invesco Value Fund [Member]	Class Y, Invesco Value Fund [Member]
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Y
Management Fees		0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	[1]	1.14%	1.89%	1.89%	0.89%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Invesco Value Fund) Invesco Value Fund [Member] Invesco Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Value Fund [Member]	Class A	660	892	1,143	1,860
Class B, Invesco Value Fund [Member]	Class B	692	894	1,221	2,016
Class C, Invesco Value Fund [Member]	Class C	292	594	1,021	2,212
Class Y, Invesco Value Fund [Member]	Class Y	91	284	493	1,096

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (Invesco Value Fund) Invesco Value Fund [Member] Invesco Value Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Value Fund [Member]	Class A	660	892	1,143	1,860
Class B, Invesco Value Fund [Member]	Class B	192	594	1,021	2,016
Class C, Invesco Value Fund [Member]	Class C	192	594	1,021	2,212
Class Y, Invesco Value Fund [Member]	Class Y	91	284	493	1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Value Fund (the predecessor fund) and the Fund for the most recent fiscal year was 20% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund normally invests at least 65% of its assets in common stocks. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), of the potential of such securities materially change.

The Fund’s stock investments may include foreign securities held either directly or in the form of depositary receipts. However, the Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national securities exchange.

The remaining 35% of the Fund’s assets may be invested in (i) convertible securities, (ii) investment grade fixed-income securities and (iii) U.S. government securities. In addition, the Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2003): 21.82% Worst Quarter (ended September 30, 2002): (23.69)%
Average Annual Total Returns (Invesco Value Fund) Invesco Value Fund - Class A, B, C and Y [Member]	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Invesco Value Fund [Member]	Average Annual Total Returns (for the periods ended December 31, 2010)
Invesco Value Fund [Member] Return Before Taxes [Member] Class A, Invesco Value Fund [Member]		Class A:	Return Before Taxes	Nov 25, 1998		9.78%	1.62%	2.95%
Invesco Value Fund [Member] Return Before Taxes [Member] Class B, Invesco Value Fund [Member]		Class B:		Nov 25, 1998		10.38%	1.66%	2.91%
Invesco Value Fund [Member] Return Before Taxes [Member] Class C, Invesco Value Fund [Member]		Class C:		Nov 25, 1998		14.42%	2.04%	2.77%
Invesco Value Fund [Member] Return Before Taxes [Member] Class Y, Invesco Value Fund [Member]		Class Y:		Nov 25, 1998		16.63%	3.04%	3.79%
Invesco Value Fund [Member] Return After Taxes on Distributions [Member] Class A, Invesco Value Fund [Member]		Class A:	Return After Taxes on Distributions	Nov 25, 1998		9.61%	1.00%	2.57%
Invesco Value Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Class A, Invesco Value Fund [Member]		Class A:	Return After Taxes on Distributions and Sale of Fund Shares	Nov 25, 1998		6.59%	1.34%	2.52%
S&P 500 Index [Member]			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Russell 1000 Value Index [Member]			Russell 1000® Value Index		(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Large-Cap Value Funds Index [Member]			Lipper Large-Cap Value Funds Index			13.02%	1.52%	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Invesco Value II Fund) Invesco Value II Fund [Member] Invesco Value II Fund - Class A, B, C and Y [Member]	Class A, Invesco Value II Fund [Member]	Class B, Invesco Value II Fund [Member]	Class C, Invesco Value II Fund [Member]	Class Y, Invesco Value II Fund [Member]
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Invesco Value II Fund) Invesco Value II Fund [Member] Invesco Value II Fund - Class A, B, C and Y [Member]		Class A, Invesco Value II Fund [Member]	Class B, Invesco Value II Fund [Member]	Class C, Invesco Value II Fund [Member]	Class Y, Invesco Value II Fund [Member]
Operating Expenses Column [Text]		Class A	Class B	Class C	Class Y
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	1.03%	1.78%	1.78%	0.78%
Fee Waiver and/or Expense Reimbursement	[2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.01%	1.76%	1.76%	0.76%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.01%, Class B shares to 1.76%, Class C shares to 1.76% and Class Y shares to 0.76% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Example.

This Example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Invesco Value II Fund) Invesco Value II Fund [Member] Invesco Value II Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Value II Fund [Member]	Class A	647	858	1,086	1,738
Class B, Invesco Value II Fund [Member]	Class B	679	858	1,163	1,895
Class C, Invesco Value II Fund [Member]	Class C	279	558	963	2,093
Class Y, Invesco Value II Fund [Member]	Class Y	78	247	431	964

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (Invesco Value II Fund) Invesco Value II Fund [Member] Invesco Value II Fund - Class A, B, C and Y [Member] (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Value II Fund [Member]	Class A	647	858	1,086	1,738
Class B, Invesco Value II Fund [Member]	Class B	179	558	963	1,895
Class C, Invesco Value II Fund [Member]	Class C	179	558	963	2,093
Class Y, Invesco Value II Fund [Member]	Class Y	78	247	431	964

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 38% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of companies with capitalizations generally greater than  $1 billion. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Adviser of the potential of such securities materially change.

The Fund may invest up to 10% of its assets in real estate investment trusts (REITs). The Fund may invest, to a limited extent, in equity securities of foreign issuers, including issuers located in emerging market or developing countries and securities of foreign companies listed in the United States on a national exchange. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

REITs. REITs pool investors’ funds for investments primarily in real estate companies. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Funds investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B shares and Class C shares are those of the Class P shares of the predecessor fund. Class B shares’ and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B shares and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2003): 22.62% Worst Quarter (ended September 30, 2002): (23.25)%
Average Annual Total Returns (Invesco Value II Fund) Invesco Value II Fund - Class A, B, C and Y [Member]	Caption	Column	Label	Inception	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Value II Fund [Member]	Average Annual Total Returns (for the periods ended December 31, 2010)
Invesco Value II Fund [Member] Return Before Taxes [Member] Class A, Invesco Value II Fund [Member]		Class A:		Jul 17, 1996		9.88%		1.88%		3.85%
Invesco Value II Fund [Member] Return Before Taxes [Member] Class B, Invesco Value II Fund [Member]		Class B:		Jun 1, 2010		10.27%	[1]	1.91%	[1]	3.82%	[1]
Invesco Value II Fund [Member] Return Before Taxes [Member] Class C, Invesco Value II Fund [Member]		Class C:		Jun 1, 2010		14.35%	[1]	2.26%	[1]	3.66%	[1]
Invesco Value II Fund [Member] Return Before Taxes [Member] Class Y, Invesco Value II Fund [Member]		Class Y:	Return Before Taxes	Nov 5, 1984		16.51%		3.29%		4.71%
Invesco Value II Fund [Member] Return After Taxes on Distributions [Member] Class Y, Invesco Value II Fund [Member]		Class Y:	Return After Taxes on Distributions	Nov 5, 1984		16.24%		2.48%		4.00%
Invesco Value II Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Class Y, Invesco Value II Fund [Member]		Class Y:	Return After Taxes on Distributions and Sale of Fund Shares	Nov 5, 1984		11.05%		2.75%		3.97%
S&P 500 Index [Member]			S&P 500® Index		(reflects no deductions for fees, expenses or taxes)	15.08%		2.29%		1.42%
Russell 1000 Value Index [Member]			Russell 1000® Value Index		(reflects no deductions for fees, expenses or taxes)	15.51%		1.28%		3.26%
Lipper Large-Cap Value Funds Index [Member]			Lipper Large-Cap Value Funds Index			13.02%		1.52%		1.89%
[1]	Class B and Class C shares' performance shown prior to the inception date is that of the predecessor fund's Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000725781
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund	aimsf725781_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley U.S. Mid Cap Value Portfolio (the predecessor fund) and the Fund for the most recent year was 60% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. As of December 31, 2010, these market capitalizations range between  $237 million and  $17.2 billion. The Fund may purchase stocks that typically do not pay dividends. In pursuing its investment objective, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria. The Fund may also use derivative instruments as discussed below. These derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest up to 20% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, options, and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. As of December 31, 2010, these market capitalizations range between $237 million and $17.2 billion. The Fund may purchase stocks that typically do not pay dividends. In pursuing its investment objective, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Adviser looks at the various attributes of a company to determine whether the company is attractively valued in the current marketplace, such as its price/earnings ratio, price/book value ratio and price/sales ratio. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria. The Fund may also use derivative instruments as discussed below. These derivative instruments used by the Fund will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Medium Capitalization Companies. Investing in securities of medium capitalization companies may involve greater risk than is customarily associated with investing in more established companies. Often, medium capitalization companies and the industries in which they are focused are still evolving. Medium-sized companies often have less predictable earnings and more limited product lines, markets, distribution channels or financial resources. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, investments in REITs may involve duplication of management fees and certain other expenses. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I, Investment Class and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I and Investment Class shares of the predecessor fund were reorganized into Class Y shares of the Fund on June 1, 2010. Class P shares of the predecessor fund were reorganized into Class A shares of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B and Class C shares are those of Class P shares of the predecessor fund. Class B and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class I, Investment Class and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I and Investment Class shares of the predecessor fund were reorganized into Class Y shares of the Fund on June 1, 2010. Class P shares of the predecessor fund were reorganized into Class A shares of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
'01	rr_AnnualReturn2001	(3.38%)
'02	rr_AnnualReturn2002	(28.56%)
'03	rr_AnnualReturn2003	41.91%
'04	rr_AnnualReturn2004	14.61%
'05	rr_AnnualReturn2005	12.57%
'06	rr_AnnualReturn2006	24.55%
'07	rr_AnnualReturn2007	8.38%
'08	rr_AnnualReturn2008	(39.78%)
'09	rr_AnnualReturn2009	41.41%
'10	rr_AnnualReturn2010	27.48%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2009): 23.65% Worst Quarter (ended December 31, 2008): (27.41)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.41%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Class A, Invesco U.S. Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	667
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Class B, Invesco U.S. Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCDX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,102
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,012
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Class C, Invesco U.S. Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMVX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class A, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 17, 1998
1 Year	rr_AverageAnnualReturnYear01	20.21%
5 Years	rr_AverageAnnualReturnYear05	6.37%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class B, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	21.19%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.46%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.42%	[2]
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class C, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	25.23%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.78%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.26%	[2]
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Dec 30, 1994
1 Year	rr_AverageAnnualReturnYear01	27.48%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions [Member] | Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Dec 30, 1994
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Years	rr_AverageAnnualReturnYear05	7.80%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Invesco U.S. Mid Cap Value Fund [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class Y, Invesco U.S. Mid Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Dec 30, 1994
1 Year	rr_AverageAnnualReturnYear01	18.00%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund	aimsf725781_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of Morgan Stanley U.S. Small Cap Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 69% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of small cap companies traded on a U.S. securities exchange. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index range from  $13 million to  $4.3 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks of small cap companies traded on a U.S. securities exchange. The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 14, 2010, the capitalization of companies in the Russell 2000® Index range from  $13 million to  $4.3 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

• Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.

• Emphasize quality businesses with potential to grow intrinsic value over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility.

The principal risks of investing in the Fund are:

Common Stocks. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Small Capitalization Companies. Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark, with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B shares and Class C shares are those of the Class P shares of the predecessor fund. Class B shares’ and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B shares and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style specific benchmark, a peer group benchmark and a broad-based securities market benchmark, with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
'01	rr_AnnualReturn2001	(6.80%)
'02	rr_AnnualReturn2002	(15.15%)
'03	rr_AnnualReturn2003	38.77%
'04	rr_AnnualReturn2004	20.08%
'05	rr_AnnualReturn2005	8.47%
'06	rr_AnnualReturn2006	26.11%
'07	rr_AnnualReturn2007	0.13%
'08	rr_AnnualReturn2008	(26.99%)
'09	rr_AnnualReturn2009	30.60%
'10	rr_AnnualReturn2010	30.30%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2009): 24.01% Worst Quarter (ended December 31, 2008): (20.17)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Class A, Invesco U.S. Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	647
3 Years	rr_ExpenseExampleNoRedemptionYear03	854
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Class B, Invesco U.S. Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	1,875
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,875
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Class C, Invesco U.S. Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVQX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Class Y, Invesco U.S. Small Cap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[3]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class A, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Inception	rr_AverageAnnualReturnInceptionDate	Jan 22, 1999
1 Year	rr_AverageAnnualReturnYear01	22.84%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class B, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	24.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.03%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.48%	[2]
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class C, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	28.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.32%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.32%	[2]
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class Y, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Jul 1, 1986
1 Year	rr_AverageAnnualReturnYear01	30.30%
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions [Member] | Class Y, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Jul 1, 1986
1 Year	rr_AverageAnnualReturnYear01	30.25%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Invesco U.S. Small Cap Value Fund [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class Y, Invesco U.S. Small Cap Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Jul 1, 1986
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Years	rr_AverageAnnualReturnYear05	7.73%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Fees and Expenses of the Fund	aimsf725781_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Value Fund (the predecessor fund) and the Fund for the most recent fiscal year was 20% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its assets in common stocks. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), of the potential of such securities materially change.

The Fund’s stock investments may include foreign securities held either directly or in the form of depositary receipts. However, the Fund may only invest up to 25% of its net assets in foreign securities that are not listed in the United States on a national securities exchange.

The remaining 35% of the Fund’s assets may be invested in (i) convertible securities, (ii) investment grade fixed-income securities and (iii) U.S. government securities. In addition, the Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 65% of its assets in common stocks. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), of the potential of such securities materially change.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
'01	rr_AnnualReturn2001	0.88%
'02	rr_AnnualReturn2002	(24.41%)
'03	rr_AnnualReturn2003	32.55%
'04	rr_AnnualReturn2004	16.93%
'05	rr_AnnualReturn2005	4.37%
'06	rr_AnnualReturn2006	16.46%
'07	rr_AnnualReturn2007	(2.57%)
'08	rr_AnnualReturn2008	(34.89%)
'09	rr_AnnualReturn2009	33.57%
'10	rr_AnnualReturn2010	16.20%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2003): 21.82% Worst Quarter (ended September 30, 2002): (23.69)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Class A, Invesco Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLUAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	660
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,143
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Class B, Invesco Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLUBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,221
10 Years	rr_ExpenseExampleYear10	2,016
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,016
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Class C, Invesco Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLUCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Class Y, Invesco Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLUDX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[1]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class A, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class B, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	10.38%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class C, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class Y, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions [Member] | Class A, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Invesco Value Fund [Member] | Invesco Value Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class A, Invesco Value Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 25, 1998
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is above-average total return over a market cycle of three to five years.
Fees and Expenses of the Fund	aimsf725781_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimsf725781_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimsf725781_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Value Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 38% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies with capitalizations generally greater than  $1 billion. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Adviser of the potential of such securities materially change.

The Fund may invest up to 10% of its assets in real estate investment trusts (REITs). The Fund may invest, to a limited extent, in equity securities of foreign issuers, including issuers located in emerging market or developing countries and securities of foreign companies listed in the United States on a national exchange. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Fund emphasizes a value style of investing seeking well-established, undervalued companies. Portfolio securities are typically sold when the assessments of the Adviser of the potential of such securities materially change.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

REITs. REITs pool investors’ funds for investments primarily in real estate companies. The performance of any Fund REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Funds investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimsf725781_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

The returns shown for Class B shares and Class C shares are those of the Class P shares of the predecessor fund. Class B shares’ and Class C shares’ returns will be different from the predecessor fund as they have different expenses. Class B shares and Class C shares commenced operations on June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class I shares and Class P shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I shares and Class P shares of the predecessor fund were reorganized into Class Y and Class A shares, respectively, of the Fund on June 1, 2010. Class Y and Class A shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Predecessor fund performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
'01	rr_AnnualReturn2001	4.60%
'02	rr_AnnualReturn2002	(22.68%)
'03	rr_AnnualReturn2003	34.80%
'04	rr_AnnualReturn2004	17.90%
'05	rr_AnnualReturn2005	4.85%
'06	rr_AnnualReturn2006	17.12%
'07	rr_AnnualReturn2007	(2.12%)
'08	rr_AnnualReturn2008	(36.50%)
'09	rr_AnnualReturn2009	38.63%
'10	rr_AnnualReturn2010	16.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2003): 22.62% Worst Quarter (ended September 30, 2002): (23.25)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	23.25%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Class A, Invesco Value II Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPVAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	858
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	1,738
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	647
3 Years	rr_ExpenseExampleNoRedemptionYear03	858
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,086
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,738
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Class B, Invesco Value II Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVEX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	858
5 Years	rr_ExpenseExampleYear05	1,163
10 Years	rr_ExpenseExampleYear10	1,895
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	963
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,895
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Class C, Invesco Value II Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	963
10 Years	rr_ExpenseExampleYear10	2,093
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	963
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,093
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Class Y, Invesco Value II Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPVLX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Y
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	431
10 Years	rr_ExpenseExampleYear10	964
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	247
5 Years	rr_ExpenseExampleNoRedemptionYear05	431
10 Years	rr_ExpenseExampleNoRedemptionYear10	964
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class A, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Inception	rr_AverageAnnualReturnInceptionDate	Jul 17, 1996
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class B, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	10.27%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.82%	[2]
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class C, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	14.35%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[2]
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return Before Taxes [Member] | Class Y, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 1984
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions [Member] | Class Y, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 1984
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Invesco Value II Fund [Member] | Invesco Value II Fund - Class A, B, C and Y [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Class Y, Invesco Value II Fund [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception	rr_AverageAnnualReturnInceptionDate	Nov 5, 1984
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Russell Midcap Value Index [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.75%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.08%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.07%	[5]
Lipper Mid-Cap Value Funds Index [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	21.64%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[5]
10 Years	rr_AverageAnnualReturnYear10	7.30%	[5]
Russell 2000 Value Index [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.50%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.42%	[6]
Lipper Small-Cap Value Funds Index [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	25.74%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.66%	[6]
10 Years	rr_AverageAnnualReturnYear10	9.60%	[6]
S&P 500 Index [Member] | Invesco U.S. Mid Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[5]
S&P 500 Index [Member] | Invesco U.S. Small Cap Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.42%	[6]
S&P 500 Index [Member] | Invesco Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
S&P 500 Index [Member] | Invesco Value II Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Russell 1000 Value Index [Member] | Invesco Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell 1000 Value Index [Member] | Invesco Value II Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Lipper Large-Cap Value Funds Index [Member] | Invesco Value Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Lipper Large-Cap Value Funds Index [Member] | Invesco Value II Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	1.89%

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Class B and Class C shares' performance shown prior to the inception date is that of the predecessor fund's Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares.
[3]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.
[4]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.01%, Class B shares to 1.76%, Class C shares to 1.76% and Class Y shares to 0.76% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
[5]	The Fund has elected to include three benchmark indices: the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the S&P 500 Index. The Russell Midcap Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Mid-Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 as its broad-based benchmark instead of the Russell Midcap Value Index to provide investors a broad proxy for the U.S. market.
[6]	The Fund has elected to include three benchmark indices: the Russell 2000 Value Index, the Lipper Small-Cap Value Funds Index and the S&P 500 Index. The Russell 2000 Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper Small-Cap Value Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500 Index as its broad-based benchmark instead of the Russell 2000 Value Index to provide investors a broad proxy for the U.S. market.